CONCENTRATIONS	6 Months Ended
Apr. 30, 2023
CONCENTRATIONS
CONCENTRATIONS

NOTE 11 – CONCENTRATIONS

Concentrations of Credit Risk

Balances at financial institutions and state-owned banks within the PRC are covered by insurance up to RMB 500,000 (approximately $72,000) per bank. Any balance over RMB 500,000 per bank in PRC will not be covered. At April 30, 2023 and October 31, 2022, cash, cash equivalents and restricted cash balances held in the PRC are $28,856,207 and $694,651, of which, $28,675,232 and $621,929 were not covered by such limited insurance, respectively. The Company has not experienced any losses in accounts held in PRC’s financial institutions and believes it is not exposed to any risks on its cash, cash equivalents and restricted cash held in the PRC’s financial institutions.

Insurance Carriers

The following table sets forth information as to each insurance carrier that accounted for 10% or more of the Company’s revenue for the six months ended April 30, 2023 and 2022.

	Six Months Ended April 30,
Carrier	2023	2022
A	36%	*
B	24%	*
C	*	14%
D	12%	11%
E	*	11%
*	Less than 10%

Four insurance carriers, whose outstanding receivables accounted for 10% or more of the Company’s total outstanding accounts receivable at April 30, 2023, accounted for 86.1% of the Company’s total outstanding accounts receivable at April 30, 2023.

Two insurance carriers, whose outstanding receivables accounted for 10% or more of the Company’s total outstanding accounts receivable at October 31, 2022, accounted for 77.5% of the Company’s total outstanding accounts receivable at October 31, 2022.

Suppliers

No supplier accounted for 10% or more of the Company’s purchase during the six months ended April 30, 2023 and 2022.